Summary of Significant Accounting Policies - Retirement Benefits (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Summary of Significant Accounting Policies
Pension contributions	$ 122	$ 240	$ 139	$ 86